INVENTORIES, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventory write down	$ 47,331	$ 68,950	$ 153,938	$ 310,159